Other Income - Summary of other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income [Abstract]1
Grants and other reimbursements from government agencies	€ 4,647	€ 0	€ 0
Other	87	78	1,139
Total	€ 4,734	€ 78	€ 1,139